Financial Statement Schedule I (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Additional Information - Financial Statement Schedule I
Restricted net assets of the entity's consolidated and unconsolidated subsidiaries not available for distribution	$ 497.2
Threshold percentage of restricted net assets of the entity's consolidated and unconsolidated subsidiaries	25.00%